Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2017	122,382	1,120,823
Employee share options exercised (Note 24) (1)	—	50
Restricted shares and units vested (Note 24)	—	4,149
Purchase of own shares	—	(32,515)
At December 31,2017	122,382	1,092,507
Restricted shares and units vested (Note 24)	—	4,775
Purchase of own shares	—	(13,206)
At December 31,2018	122,382	1,084,076
Restricted shares units vested (Note 24)	—	4,455
Purchase of own shares	—	(3,219)
At December 31,2019	122,382	1,085,312

(1)	Treasury shares were used to settle these options and units.